Interest and Finance Costs	12 Months Ended
Dec. 31, 2021
Interest And Finance Costs
Interest and Finance Costs

10. Interest and Finance Costs:

The amounts in the accompanying consolidated statements of income are analyzed as follows:

	Year ended December 31,
	2021	2020	2019
Interest expense (Note 5)	$18,762	$24,146	$46,638
Amortization of deferred financing fees	2,285	2,527	3,199
Write-off of deferred financing fees	—	—	7,497
Commitment fees (Note 5)	—	—	791
Other	373	385	466
Total	$21,420	$27,058	$58,591